Convertible securities (Tables)	12 Months Ended
Dec. 31, 2022
Convertible securities
Schedule of convertible securities
Movement of the balance during the year ended December 31, 2021 was as follow:

$
At January 1, 2021	15,346,113
Proceeds from issuance of convertible securities	4,980,718
Changes in fair value recognized in profit or loss	29,054,669
Changes in fair value recognized in other reserve due to amendment of terms	811,819
Converted to Series D preference shares of PHCL (note 25)	(50,193,319)

At December 31, 2021, January 1, 2022 and December 31, 2022	—